Document and Entity Information	Oct. 02, 2023
Document and Entity Information [Abstract]
Document Type	8-K
Document Period End Date	Oct. 02, 2023
Entity Registrant Name	ALIMERA SCIENCES, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-34703
Entity Tax Identification Number	20-0028718
Entity Address, Address Line One	6310 Town Square
Entity Address, Address Line Two	Suite 400
Entity Address, City or Town	Alpharetta
Entity Address, State or Province	GA
Entity Address, Postal Zip Code	30005
City Area Code	678
Local Phone Number	990-5740
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.01 par value per share
Trading Symbol	ALIM
Security Exchange Name	NASDAQ
Emerging Growth Company	false
Entity Central Index Key	0001267602
Amendment Flag	false